VIRTUS Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—98.4%
Communication Services—1.1%
Cellnex Telecom S.A. (Spain)	65,161	$1,947
Energy—15.4%
Cheniere Energy, Inc. (United States)	11,943	2,854
DT Midstream, Inc. (United States)	9,809	1,439
Enbridge, Inc. (Canada)	53,321	2,891
Keyera Corp. (Canada)	56,217	2,258
ONEOK, Inc. (United States)	34,222	2,975
Targa Resources Corp. (United States)	16,408	4,400
TC Energy Corp. (Canada)	60,022	3,979
Williams Cos., Inc. (The) (United States)	84,579	6,288
		27,084

Industrials—30.5%
Aena SME S.A. (Spain)	374,806	11,417
Canadian Pacific Kansas City Ltd. (Canada)	65,511	5,680
Central Japan Railway Co. (Japan)	67,500	1,440
CSX Corp. (United States)	126,035	5,991
Ferrovial NV (Netherlands)	37,253	2,553
Flughafen Zurich AG Registered Shares (Switzerland)	16,054	4,967
GEK TERNA S.A. (Greece)	45,001	2,262
Grupo Aeroportuario del Centro Norte SAB de C.V. Class B (Mexico)	125,100	1,768
Norfolk Southern Corp. (United States)	5,722	1,800
Sacyr S.A. (Spain)	242,283	1,295
Transurban Group (Australia)	392,225	3,905
Union Pacific Corp. (United States)	32,698	8,894
Vinci S.A. (France)	11,000	1,606
		53,578

Real Estate—3.7%
American Tower Corp. (United States)	22,234	3,637
Crown Castle, Inc. (United States)	38,107	2,886
		6,523

Utilities—47.7%
Alliant Energy Corp. (United States)	29,532	2,253
CenterPoint Energy, Inc. (United States)	72,082	3,174
Constellation Energy Corp. (United States)	3,154	783
Dominion Energy, Inc. (United States)	32,728	2,235
DTE Energy Co. (United States)	14,798	2,255
Duke Energy Corp. (United States)	19,725	2,497
E.ON SE (Germany)	102,398	2,109
EDP S.A. (Portugal)	430,874	2,255
Entergy Corp. (United States)	41,006	4,710
Evergy, Inc. (United States)	38,882	3,361
Guangdong Investment Ltd. (Hong Kong) (China)	1,744,000	1,726
Iberdrola S.A. (Spain)	124,632	3,110
Kansai Electric Power Co., Inc. (The) (Japan)	128,000	1,799
National Grid plc (United Kingdom)	191,915	3,177
NextEra Energy, Inc. (United States)	84,804	7,443
NiSource, Inc. (United States)	76,461	3,636
OGE Energy Corp. (United States)	59,629	2,902
	Shares	Value

Utilities—continued
Pennon Group plc (United Kingdom)	328,471	$2,029
PG&E Corp. (United States)	200,954	3,380
PPL Corp. (United States)	72,055	2,619
Sempra (United States)	56,966	5,281
Severn Trent plc (United Kingdom)	53,024	2,079
Southern Co. (The) (United States)	63,113	6,040
Southwest Gas Holdings, Inc. (United States)	9,776	867
Spire, Inc. (United States)	19,429	1,517
United Utilities Group plc (United Kingdom)	136,657	2,373
Veolia Environnement S.A. (France)	45,489	1,894
WEC Energy Group, Inc. (United States)	16,276	1,901
Xcel Energy, Inc. (United States)	56,910	4,570
		83,975

Total Common Stocks (Identified Cost $142,151)		173,107

Total Long-Term Investments—98.4% (Identified Cost $142,151)		173,107

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(1)	80,589	81
Total Short-Term Investment (Identified Cost $81)		81

TOTAL INVESTMENTS—98.4% (Identified Cost $142,232)		$173,188
Other assets and liabilities, net—1.6%		2,812
NET ASSETS—100.0%		$176,000

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	59%
Spain	10
Canada	9
United Kingdom	6
Switzerland	3
Australia	2
France	2
Other	9
Total	100%
† % of total investments as of June 30, 2026.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$173,107	$173,107
Money Market Mutual Fund	81	81
Total Investments	$173,188	$173,188
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.